SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
Accounts receivable	$ (29)	$ (15)	$ 48	$ (25)
Accounts payable and other	165	80	(32)	(91)
Changes in non-cash working capital, net	$ 136	$ 65	$ 16	$ (116)